Trade receivables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Maturities of trade receivables
Total past due	R$ 221,635	R$ 229,736
Related parties	37,779	18,137
Impairment losses on trade receivables	(89,751)	(92,017)	R$ (69,481)	R$ (46,500)
Total	863,244	697,512
Not yet due
Maturities of trade receivables
Total past due	693,581	541,656
Up to 30 days
Maturities of trade receivables
Total past due	35,611	33,749
From 31 to 60 days
Maturities of trade receivables
Total past due	24,857	22,933
From 61 to 90 days
Maturities of trade receivables
Total past due	30,672	25,584
From 91 to 180 days
Maturities of trade receivables
Total past due	47,927	52,404
From 181 to 360 days
Maturities of trade receivables
Total past due	44,149	61,782
Over 360 days
Maturities of trade receivables
Total past due	R$ 38,419	R$ 33,284